Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Current tax provision:
Total current tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 32,673
Deferred tax provision:
Change in valuation allowance	(234,260)	256,666	(96,984)	492,047	772,194	988,131	6,652,861
Total deferred provision	0	0	0	0	0	0	0
Provision for income taxes	0	0	0	0	0	0	32,673
Switzerland [Member]
Current tax provision:
Total current tax provision	0	0	0	0	0	0	32,673
Deferred tax provision:
Total deferred provision	56,767	(71,303)	15,759	(158,070)	(278,301)	(513,023)	(3,621,534)
Provision for income taxes	0	0	0	0	0	0	32,673
South Africa [Member]
Current tax provision:
Total current tax provision	0	0	0	0	0	0	0
Deferred tax provision:
Total deferred provision	(34,215)	(44,066)	(72,256)	(107,490)	(171,594)	(19,435)	(2,012,578)
Provision for income taxes	0	0	0	0	0	0	0
United States [Member]
Current tax provision:
Total current tax provision	0	0	0	0	0	0	0
Deferred tax provision:
Total deferred provision	(23,667)	(141,297)	(81,894)	(226,487)	(322,299)	(455,673)	(783,374)
Provision for income taxes	0	0	0	0	0	0	0
Brazil [Member]
Current tax provision:
Total current tax provision	0	0	0	0	0	0	0
Deferred tax provision:
Total deferred provision	235,375	0	235,375	0	0	0	(235,375)
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0